Acquisition of Subsidiaries - Schedule of Allocation of Consideration (Details) - Jun. 30, 2026	USD ($)	HKD ($)
Acquisition of The Ritz Carlton, Perth [Member]
Schedule of Allocation of Consideration [Line Items]
Acquisition of equity interests	$ 58,857,000
Assignment of shareholder loan	12,708,000
Total consideration	71,565,000
Acquisition of Upper View Regalia Hotel, Kuala Lumpur [Member]
Schedule of Allocation of Consideration [Line Items]
Acquisition of equity interests	38,163,000
Assignment of shareholder loan	127,000
Total consideration	38,290,000	$ 300,000,000
Acquisition of Dao by Dorsett Hornsey, London [Member]
Schedule of Allocation of Consideration [Line Items]
Acquisition of equity interests	8,647,000
Assignment of shareholder loan	21,777,000
Total consideration	$ 30,424,000